GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.Goodwill

The changes in the net carrying amount of goodwill in 2021 and 2020 were as follows:

Balance as of January 1, 2020	$125,809

Acquisition of Content IQ	$23,361

Acquisition of Pub Ocean	$3,133

Balance as of December 31, 2020	$152,303

Acquisition of Vidazoo	$36,962

Balance as of December 31, 2021	$189,265

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2021, the Company has two reporting units – Display advertising and Search advertising. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value.

No impairment was incurred for the years ended December 31, 2021, 2020 and 2019.

b.Intangible assets, net

The following is a summary of intangible assets as of December 31, 2021:

	December 31, 2020	Additions	Amortization	December 31, 2021

Acquired technology	$53,412	$31,005	$-	$84,417
Accumulated amortization	(25,548)	-	(5,589)	(31,137)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	19,115	31,005	(5,589)	44,531

Customer relationships	36,860	8,194	-	45,054
Accumulated amortization	(22,161)	-	(1,057)	(23,218)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	4,273	8,194	(1,057)	11,410

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,405)	-	(229)	(12,634)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	988	-	(229)	759

Intangible assets, net	$24,376	$39,199	$(6,875)	$56,700

The following is a summary of intangible assets as of December 31, 2020:

	December 31, 2019	Additions	Amortization	OCI	December 31, 2020

Acquired technology	$31,159	$22,101	$-	$152	$53,412
Accumulated amortization	(21,810)	-	(3,579)	(159)	(25,548)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	22,101	(3,579)	(7)	19,115

Customer relationships	31,911	4,901	-	48	36,860
Accumulated amortization	(20,727)	-	(1,465)	31	(22,161)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,901	(1,465)	79	4,273

Tradename and other	18,284	-	-	219	18,503
Accumulated amortization	(11,897)	-	(217)	(291)	(12,405)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(217)	(72)	988

Intangible assets, net	$2,635	$27,002	$(5,261)	$-	$24,376

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	4-7 years
Customer relationships	5-8 years
Tradename and other	4-11 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2022	$11,275
2023	11,150
2024	10,963
2025	7,137
2026	5,735
Thereafter	10,440

$56,700